Shareholder Report, Holdings (Details) - North Carolina Capital Management Trust - Government Portfolio	Jun. 30, 2026
EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	52.50%
EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	41.30%
AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	32.20%
AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	27.10%